Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of consolidated financial statements reflect the activities
Name	Background	Ownership
Golden Bull USA	● A United States company ● Incorporated on June 3, 2019 ● Engaged in car rental business	100% owned by Bit Digital, Inc.
BIT DIGITAL HONG KONG LIMITED	● A Hong Kong company ● Acquired on April 8, 2020 ● Engaged in bitcoin mining business	100% owned by Bit Digital, Inc.
BIT DIGITAL USA, INC.	● A United States company ● Incorporated on September 1, 2020 ● Engaged in bitcoin mining business	100% owned by Bit Digital, Inc.
BIT DIGITAL CANADA INC.	● A Canadian company ● Incorporated on February 23, 2020 ● Engaged in bitcoin mining business	100% owned by Bit Digital, Inc.